Fair Values of Financial Instruments - Schedule of Estimated Fair Values of Recognized Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Securities available for sale	$ 100,108	$ 101,722
Securities held-to-maturity	38,950	42,643
Bank-owned life insurance	9,815	9,551
Mortgage Servicing Rights [Member]
Financial assets:
Mortgage servicing rights	222	225
Carrying Value [Member]
Financial assets:
Cash and cash equivalents	43,923	42,599
Securities available for sale	100,108	101,722
Securities held-to-maturity	38,316	44,350
Restricted stock	4,614	5,463
Loans held for sale	75
Net loans	406,522	374,040
Bank-owned life insurance	9,815	9,551
Accrued interest receivable	1,329	1,374
Financial liabilities:
Deposits	500,075	480,933
Short-term borrowings	46,627	48,671
Other borrowings	14,953	12,459
Accrued interest payable	84	96
Carrying Value [Member] | Mortgage Servicing Rights [Member]
Financial assets:
Mortgage servicing rights	222	225
Fair Value [Member]
Financial assets:
Cash and cash equivalents	43,923	42,599
Securities available for sale	100,108	101,722
Securities held-to-maturity	38,950	42,643
Restricted stock	4,614	5,463
Loans held for sale	75
Net loans	411,168	375,055
Bank-owned life insurance	9,815	9,551
Accrued interest receivable	1,329	1,374
Financial liabilities:
Deposits	500,757	481,695
Short-term borrowings	46,627	48,671
Other borrowings	15,348	12,559
Accrued interest payable	84	96
Fair Value [Member] | Mortgage Servicing Rights [Member]
Financial assets:
Mortgage servicing rights	222	225
Fair Value [Member] | Level I [Member]
Financial assets:
Cash and cash equivalents	43,923	42,599
Securities available for sale	1,128	1,125
Restricted stock	4,614	5,463
Loans held for sale	75
Bank-owned life insurance	9,815	9,551
Accrued interest receivable	1,329	1,374
Financial liabilities:
Deposits	372,312	346,589
Short-term borrowings	46,627	48,671
Accrued interest payable	84	96
Fair Value [Member] | Level II [Member]
Financial assets:
Securities available for sale	98,980	100,597
Securities held-to-maturity	38,950	42,643
Fair Value [Member] | Level III [Member]
Financial assets:
Net loans	411,168	375,055
Financial liabilities:
Deposits	128,445	135,106
Other borrowings	15,348	12,559
Fair Value [Member] | Level III [Member] | Mortgage Servicing Rights [Member]
Financial assets:
Mortgage servicing rights	$ 222	$ 225